Supplemental Financial Information - Summary of Other Current and Non-Current Liabilities (Details) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Employee compensation and benefit liabilities	[1]		$ 853	$ 884
Sales allowances, equipment projects, and other commercial liabilities			296	302
Uncertain and other income taxes and related liabilities			237	245
Product warranties			193	161
Accrued freight and utilities			150	118
Operating lease liabilities			104	104
Derivative instruments			86	56
Environmental and asset retirement obligations			34	35
Other	[2]		237	257
All other current liabilities		$ 3,037	2,190	2,162
Non-current contract liabilities		650	630	632
Operating lease liabilities			243	262
Environmental and asset retirement obligations			251	238
Uncertain and other income taxes and related liabilities			182	133
Finance lease obligations			39	34
Sales allowances, equipment projects, and other commercial liabilities			36	30
Other	[3]		222	155
All other non-current liabilities		$ 1,834	$ 1,603	$ 1,484

[1]	Employee compensation and benefit liabilities primarily consists of accrued payroll, commissions, employee compensation and benefits, and pension and other postretirement benefit obligations.
[2]	Current Other primarily consists of miscellaneous accrued costs and interest payable.
[3]	Non-current Other primarily consists of liabilities related to derivative instruments.